Note 10 - Net Operating Losses and Tax Credit Carryforwards (Details) - Domestic Tax Authority [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Net operating losses—federal	$ 9,935
Tax credits—federal	$ 236